Supplementary information on capital management (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Supplementary information on capital management
Total equity including noncontrolling interests	€ 11,978,295,000	€ 10,828,186,000	€ 10,692,753,000	€ 10,692,753,000	€ 11,051,132,000
Debt	7,264,041,000
Total assets	€ 25,044,928,000	€ 24,025,128,000	€ 24,714,913,000
Debt in % of total assets	31.96%	30.99%
Total equity in % of total assets	45.16%	45.07%